Exhibit 2

Benchmark 2019-B14 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2019-B14

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

28 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

383 Madison Avenue

New York, New York 10179

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

German American Capital Corporation 60 Wall Street, 10th Floor New York, New York 10005

Re:	Benchmark 2019-B14 Mortgage Trust (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2019-B14 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, JPMorgan Chase Bank, National Association (“JP Morgan”), Citi Real Estate Funding Inc. (“Citi”) and German American Capital Corporation (“Deutsche Bank,” together with JP Morgan and Citi, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan (except for the 2016 Historical Period for the Mortgage Loan identified on the Mortgage Loan Schedule (as defined herein) as “The Rockland”) (“The Rockland Mortgage Loan”)),

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”) and
iii.	Most recent insurance bills (the “Insurance Bills”) or insurance review files (the “Insurance Review Files”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	Asset summary report(s) (the “ASRs”),
e.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
f.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
g.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
h.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

i.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the twenty (20) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 20 Mortgage Loans”) (except for the Mortgage Loans identified on the Mortgage Loan Schedule as “Osborn Triangle” (the “Osborn Triangle Mortgage Loan”) and “Grand Canal Shoppes” (the “Grand Canal Shoppes Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (each, a “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files) (except for the Osborn Triangle Mortgage Loan and Grand Canal Shoppes Mortgage Loan).

For the purpose of the procedures described in this report with respect to each of the ten (10) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”) (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Tysons Tower” (the “Tysons Tower Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (the “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan (except for the Tysons Tower Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs, Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 October 2019

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 53 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 95 commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) (except for the 2016 Historical Period for The Rockland Mortgage Loan) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable),
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans and
d.	Not perform the procedure described above for the 2016 Historical Period for The Rockland Mortgage Loan.

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information in the Appraisal(s).

Attachment A Page 2 of 6

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information on the Borrower Rent Roll Files and
d.	Information in the Leases

for each Top 20 Mortgage Loan (as applicable) (except for the Osborn Triangle Mortgage Loan and Grand Canal Shoppes Mortgage Loan), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 0.5%,
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Top 20 Mortgage Loans and
c.	Not perform the procedure described above for the Osborn Triangle Mortgage Loan and Grand Canal Shoppes Mortgage Loan.

We performed no procedures to compare any information on the Historical Occupancy Files to any of the corresponding information on the Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases.

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files,
e.	Information on the Tenant Billing Schedules and
f.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable) (except for the Tysons Tower Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown in the Lease Abstracts, Leases, Estoppels, Borrower Rent Roll Files or Tenant Billing Schedules (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

The Depositor instructed us to not perform the procedure described above for the Tysons Tower Mortgage Loan.

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison Procedures (continued)

3.	(continued)

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Lease Abstracts, Leases, Estoppels, Borrower Rent Roll Files or Tenant Billing Schedules (as applicable), which is also below $10,000.

We performed no procedures to compare any information in the Lease Abstracts, Leases, Estoppels, Borrower Rent Roll Files to any of the corresponding information on the Tenant Billing Schedules.

Supporting Expense Comparison and Recalculation Procedures

4.	Using information in the Ground Rent Documents for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

5.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files,
d.	Information in the Insurance Bills and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills (as applicable) exceeded a -5%

and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

We performed no procedures to compare any information in the Tax Bills to any of the corresponding information on the Tax Assessor Websites, Insurance Review Files or Insurance Bills.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

6.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the fifteen (15) largest Mortgage Loans (by original balance) in the order shown on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”) (as applicable) (except for the Tysons Tower Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 5 of 6

Lease Expiration and Termination Comparison Procedures (continued)

6.	(continued)

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 15 Mortgage Loan (as applicable) and the Tysons Tower Mortgage Loan, we compared the lease expiration date and lease early termination options for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 31 days.

We performed no procedures to compare any information in the Lease Abstracts to any of the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

7.	(continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item 7., we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

8.	Subsequent to the performance of the procedures described in Items 1. through 7. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 7. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 7. above and the results of the comparison procedures described in the preceding two sentences of this Item 8.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

Watergate Office Building	Citi	$73,000,000
225 Bush	Deutsche Bank	$60,000,000
Innovation Park	JP Morgan	$60,000,000
The Essex	JP Morgan	$56,900,000
Harvey Building Products	Citi	$50,000,000
180 Water	Deutsche Bank	$50,000,000
Legends at Village West	Citi	$50,000,000
80 on the Commons	Deutsche Bank	$47,300,000
Osborn Triangle	JP Morgan	$40,000,000
Tysons Tower	JP Morgan	$40,000,000
900 & 990 Stewart Avenue	JP Morgan	$39,000,000
Hilton Cincinnati Netherland Plaza	JP Morgan	$35,500,000
Oro Valley Marketplace	Citi	$35,250,000
Spectrum Brands Global Headquarters	JP Morgan	$34,000,000
Compass AGP Storage Portfolio	Citi	$33,000,000
221 West 29th St	Deutsche Bank	$32,500,000
Jersey City Group 1	JP Morgan	$32,050,000
Jersey City Group 3	JP Morgan	$31,110,000
Grand Canal Shoppes	JP Morgan	$30,384,615
Villas on Nueces	JP Morgan	$30,000,000
230 Park Avenue South	JP Morgan	$30,000,000
Glendale Portfolio	Deutsche Bank	$28,200,000
8 West Centre	JP Morgan	$26,000,000
Florham Park Corporate Center	Citi	$25,000,000
Sparks Galleria	Deutsche Bank	$23,523,500
530 Midwood	Citi	$21,600,000
The Rockland	JP Morgan	$20,053,000
600 & 620 National Avenue	JP Morgan	$20,000,000
City Hyde Park	JP Morgan	$20,000,000
Sunset North	JP Morgan	$20,000,000
Keystone Plaza	Citi	$18,500,000
The Shoppes at Southside	JP Morgan	$16,500,000
Caughlin Ranch	Citi	$15,827,000
SE Michigan Multifamily Portfolio	Deutsche Bank	$14,000,000
The Shops at Merchant's Square	Deutsche Bank	$13,475,000
333 Cypress	Citi	$13,200,000
Arrow Business Park	Citi	$12,500,000
3 Avenues Shopping Center	Citi	$12,400,000
Daniel - The Dinex Group	JP Morgan	$12,200,000
CubeSmart Self Storage - Pembroke Pines	Citi	$11,800,000
Pioneer Plaza	Deutsche Bank	$11,610,000
Bella Vista Phase II	JP Morgan	$10,587,500
Nobu DC	Citi	$10,570,000
Bay Pointe Apartments	JP Morgan	$9,750,000
652 Kent Avenue	Citi	$8,000,000

Exhibit 1 to Attachment A

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

WoodSpring Suites Grand Rapids Holland & Tyler	JP Morgan	$7,000,000
Oak Hills Mobile Home Park	Deutsche Bank	$6,800,000
Studio Movie Grill Chicago	Deutsche Bank	$5,600,000
532 East 142nd Street	Citi	$4,350,000
1713 Parkway	JP Morgan	$3,750,000
Best Storage - South	Citi	$3,500,000
CubeSmart Bryan TX	Citi	$3,000,000
WAG Monck's Corner, SC	Citi	$3,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Watergate Office Building

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $73,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

225 Bush

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	Yes
Original Principal Balance: $60,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Innovation Park

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	Yes
Original Principal Balance: $60,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Borrower Rent Roll File, Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Essex

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	Yes
Original Principal Balance: $56,900,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Harvey Building Products

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

180 Water

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Legends at Village West

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

80 on the Commons

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	Yes
Original Principal Balance: $47,300,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Osborne Triangle

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	Yes
Original Principal Balance: $40,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	Leases, Borrower Rent Roll Files and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Lease Abstracts and Borrower Rent Roll Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Tysons Tower

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	Yes
Original Principal Balance: $40,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

900 & 990 Stewart Avenue

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $39,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilton Cincinnati Netherland Plaza

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $35,500,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Oro Valley Marketplace

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $35,250,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Spectrum Brands Global Headquarters

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $34,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Leases	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Compass AGP Storage Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $33,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

221 West 29th St

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $32,500,000		Top 15 Loan:	No
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Jersey City Group 1

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $32,050,000		Top 15 Loan:	No
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Jersey City Group 3

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $31,110,000		Top 15 Loan:	No
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Grand Canal Shoppes

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $30,384,615		Top 15 Loan:	No
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts and Borrower Rent Roll	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Villas on Nueces

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $30,000,000		Top 15 Loan:	No
		Top 20 Loan:	Yes
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

230 Park Avenue South

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $30,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Glendale Portfolio

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $28,200,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

8 West Centre

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $26,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Florham Park Corporate Center

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $25,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sparks Galleria

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $23,523,500		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

530 Midwood

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $21,600,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Rockland

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $20,053,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

600 & 620 National Avenue

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $20,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppel	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

City Hyde Park

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $20,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sunset North

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $20,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Keystone Plaza

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $18,500,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Shoppes at Southside

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $16,500,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Caughlin Ranch

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $15,827,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

SE Michigan Multifamily Portfolio

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $14,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Shops at Merchant's Square

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $13,475,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

333 Cypress

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $13,200,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Arrow Business Park

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $12,500,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3 Avenues Shopping Center

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $12,400,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Daniel - The Dinex Group

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $12,200,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

CubeSmart Self Storage - Pembroke Pines

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $11,800,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pioneer Plaza

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $11,610,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bella Vista Phase II

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $10,587,500		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Nobu DC

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $10,570,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bay Pointe Apartments

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $9,750,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

652 Kent Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $8,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

WoodSpring Suites Grand Rapids Holland & Tyler

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $7,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Underwriting Instructions and Adjustments and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Oak Hills Mobile Home Park

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $6,800,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Studio Movie Grill Chicago

Mortgage Loan Seller: Deutsche Bank		Top 10 Loan:	No
Original Principal Balance: $5,600,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

532 East 142nd Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $4,350,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1713 Parkway

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $3,750,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Best Storage - South

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $3,500,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

CubeSmart Bryan TX

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $3,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

WAG Monck's Corner, SC

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $3,000,000		Top 15 Loan:	No
		Top 20 Loan:	No
The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Borrower Rent Roll Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable